CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 (Parenthetical)	Dec. 31, 2021 vote $ / shares
Statement of changes in equity [abstract]
Par value per share (in usd per share) | $ / shares	$ 1.20
Number of votes entitled per each share | vote	1